Goodwill and other intangible assets - Recoverable amounts based on value in use (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill and other intangible assets
Cash flow calculations, projection period	5 years
IHS Nigeria
Goodwill and other intangible assets
Pre-tax weighted average cost of capital	30.50%	29.50%
Terminal growth rate	4.00%	4.00%
IHS Nigeria Limited
Goodwill and other intangible assets
Pre-tax weighted average cost of capital			24.40%
Terminal growth rate			3.20%
INT Towers Limited
Goodwill and other intangible assets
Pre-tax weighted average cost of capital			25.40%
Terminal growth rate			3.20%
IHS Towers NG Limited
Goodwill and other intangible assets
Pre-tax weighted average cost of capital			24.90%
Terminal growth rate			3.20%
IHS Cameroon S.A.
Goodwill and other intangible assets
Pre-tax weighted average cost of capital	15.40%	14.10%	13.70%
Terminal growth rate	4.00%	4.00%	4.00%
IHS Cote d Ivoire S.A.
Goodwill and other intangible assets
Pre-tax weighted average cost of capital	10.60%	10.80%	11.00%
Terminal growth rate	4.00%	4.00%	4.00%
IHS Zambia Group
Goodwill and other intangible assets
Pre-tax weighted average cost of capital	23.90%	26.40%	30.20%
Terminal growth rate	4.00%	4.00%	4.00%
IHS Rwanda Group
Goodwill and other intangible assets
Pre-tax weighted average cost of capital	17.60%	17.10%	18.10%
Terminal growth rate	4.00%	4.00%	4.00%
IHS Kuwait Limited
Goodwill and other intangible assets
Pre-tax weighted average cost of capital		7.60%	6.30%
Terminal growth rate		2.80%	3.60%
IHS South Africa Proprietary Limited
Goodwill and other intangible assets
Pre-tax weighted average cost of capital	13.30%	15.10%	13.90%
Terminal growth rate	4.00%	4.00%	3.30%
Minimum | IHS Nigeria
Goodwill and other intangible assets
Tenancy ratio	3.98	4.05
Gross margins excluding depreciation & amortization	45.70%	54.40%
Minimum | IHS Nigeria Limited
Goodwill and other intangible assets
Tenancy ratio			3.76
Gross margins excluding depreciation & amortization			62.50%
Minimum | INT Towers Limited
Goodwill and other intangible assets
Tenancy ratio			3.93
Gross margins excluding depreciation & amortization			61.70%
Minimum | IHS Towers NG Limited
Goodwill and other intangible assets
Tenancy ratio			3.65
Gross margins excluding depreciation & amortization			65.30%
Minimum | IHS Cameroon S.A.
Goodwill and other intangible assets
Tenancy ratio	2.81	2.64	2.56
Gross margins excluding depreciation & amortization	55.10%	55.00%	56.60%
Minimum | IHS Cote d Ivoire S.A.
Goodwill and other intangible assets
Tenancy ratio	3.86	3.4	3.35
Gross margins excluding depreciation & amortization	48.10%	48.90%	54.80%
Minimum | IHS Zambia Group
Goodwill and other intangible assets
Tenancy ratio	2.84	2.63	2.61
Gross margins excluding depreciation & amortization	54.30%	64.00%	65.40%
Minimum | IHS Rwanda Group
Goodwill and other intangible assets
Tenancy ratio	2.06	1.69	2.04
Gross margins excluding depreciation & amortization	70.30%	66.10%	69.00%
Minimum | IHS Kuwait Limited
Goodwill and other intangible assets
Tenancy ratio		1.01	1.01
Gross margins excluding depreciation & amortization		63.60%	56.60%
Minimum | IHS South Africa Proprietary Limited
Goodwill and other intangible assets
Tenancy ratio	1.79	1.4	1.25
Gross margins excluding depreciation & amortization	82.10%	42.50%	42.90%
Maximum | IHS Nigeria
Goodwill and other intangible assets
Tenancy ratio	6.13	8.32
Gross margins excluding depreciation & amortization	74.70%	75.50%
Maximum | IHS Nigeria Limited
Goodwill and other intangible assets
Tenancy ratio			7.74
Gross margins excluding depreciation & amortization			78.70%
Maximum | INT Towers Limited
Goodwill and other intangible assets
Tenancy ratio			4.79
Gross margins excluding depreciation & amortization			74.00%
Maximum | IHS Towers NG Limited
Goodwill and other intangible assets
Tenancy ratio			4.73
Gross margins excluding depreciation & amortization			72.30%
Maximum | IHS Cameroon S.A.
Goodwill and other intangible assets
Tenancy ratio	3.55	2.94	3.1
Gross margins excluding depreciation & amortization	64.10%	59.20%	65.50%
Maximum | IHS Cote d Ivoire S.A.
Goodwill and other intangible assets
Tenancy ratio	4.47	4.04	4
Gross margins excluding depreciation & amortization	58.30%	56.70%	61.50%
Maximum | IHS Zambia Group
Goodwill and other intangible assets
Tenancy ratio	3.73	3.11	3.24
Gross margins excluding depreciation & amortization	67.80%	70.20%	72.80%
Maximum | IHS Rwanda Group
Goodwill and other intangible assets
Tenancy ratio	2.91	2.58	2.64
Gross margins excluding depreciation & amortization	75.00%	72.60%	73.20%
Maximum | IHS Kuwait Limited
Goodwill and other intangible assets
Tenancy ratio		2	1.53
Gross margins excluding depreciation & amortization		71.80%	62.60%
Maximum | IHS South Africa Proprietary Limited
Goodwill and other intangible assets
Tenancy ratio	2.88	2.94	2.28
Gross margins excluding depreciation & amortization	88.80%	50.30%	66.40%